UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON BW

GLOBAL HIGH

YIELD FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s primary objective is to provide a high level of current income. Long-term capital appreciation is its secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Global High Yield Fund for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason BW Global High Yield Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Legg Mason BW Global High Yield Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” Finally, at its meeting that concluded on May 3, 2017 — after the reporting period ended — the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandvi lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short- and long-term Treasury yields moved higher overall during the six months ended April 30, 2017. Two-year Treasury yields began the reporting period at 0.86% and ended the period at 1.28%. Their low for the period of 0.80% occurred on November 4, 2016, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 1.84% and ended the period at 2.29%. Their low of

IV	Legg Mason BW Global High Yield Fund

1.79% occurred on November 4, 2016, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned -0.67% during the six months ended April 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 5.30% for the six months ended April 30, 2017. The high-yield market began the reporting period on a weak note, as it modestly declined in November 2016 amid sharply rising interest rates. However, high-yield bonds then rallied sharply over the next three months given robust demand from investors looking to generate incremental yield in the low interest rate environment. After moving slightly lower in March 2017 given falling oil prices and overall weak demand, the high-yield market again rallied in April 2017.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 2.65% during the six months ended April 30, 2017. The asset class fell sharply in November 2016, as demand was weak against a backdrop of rising interest rates in the U.S. and a sharp rally by the U.S. dollar. However, the asset class then rallied over the last five months of the period. This turnaround was triggered by improving investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar.

Performance review

For the six months ended April 30, 2017, Class IS shares of Legg Mason BW Global High Yield Fund returned 5.52%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Global High Yield Indexxii, returned 5.10% for the same period. The Lipper High Yield Funds Category Average1 returned 4.80% over the same time frame.

Performance Snapshot as of April 30, 2017 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Global High Yield Fund:
Class A	5.19%
Class C	4.98%
Class FI	5.37%
Class I	5.35%
Class IS	5.52%
Bloomberg Barclays Global High Yield Index	5.10%
Lipper High Yield Funds Category Average[1]	4.80%

The performance shown represents past performance. Past performance is no guarantee

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 691 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Legg Mason BW Global High Yield Fund	V

Investment commentary (cont’d)

of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2017 for Class A, Class C, Class FI, Class I and Class IS shares was 4.93%, 4.46%, 4.86%, 5.44% and 5.53%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares would have been 4.56%, 4.15%, 4.50%, 4.97% and 5.13%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

This Fund is the successor to an institutional account (the “Predecessor”). On November 30, 2012, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.00%, 2.42%, 1.64%, 1.43% and 1.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of the acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred.

VI	Legg Mason BW Global High Yield Fund

In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield bonds, known as “junk bonds”, possess greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Because the Fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Legg Mason BW Global High Yield Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The Bloomberg Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

VIII	Legg Mason BW Global High Yield Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives, such as swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.19%	$1,000.00	$1,051.90	1.15%	$5.85	Class A	5.00%	$1,000.00	$1,019.09	1.15%	$5.76
Class C	4.98	1,000.00	1,049.80	1.79	9.10	Class C	5.00	1,000.00	1,015.92	1.79	8.95
Class FI	5.37	1,000.00	1,053.70	1.13	5.75	Class FI	5.00	1,000.00	1,019.19	1.13	5.66
Class I	5.35	1,000.00	1,053.50	0.84	4.28	Class I	5.00	1,000.00	1,020.63	0.84	4.21
Class IS	5.52	1,000.00	1,055.20	0.75	3.82	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2017

Legg Mason BW Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 74.4%
Consumer Discretionary — 12.0%
Automobiles — 2.1%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	885,000		$909,337
Diversified Consumer Services — 0.9%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	420,000		416,073
Hotels, Restaurants & Leisure — 2.5%
International Game Technology PLC, Senior Secured Notes	6.500%	2/15/25	500,000		547,500	(a)
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	560,000		566,065	(a)
Total Hotels, Restaurants & Leisure					1,113,565
Media — 6.5%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	365,000		372,300
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	385,000		389,570
DISH DBS Corp., Senior Notes	5.000%	3/15/23	805,000		807,012
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	435,000		452,335	(a)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	410,000		438,700	(a)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	410,000		419,738	(a)
Total Media					2,879,655
Total Consumer Discretionary					5,318,630
Consumer Staples — 5.2%
Food Products — 4.0%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	255,000	GBP	333,400	(a)
JBS Investments GmbH, Senior Notes	7.250%	4/3/24	410,000		428,963	(a)
JBS Investments GmbH, Senior Notes	7.250%	4/3/24	200,000		209,250	(b)
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	495,000		500,544	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	270,000		286,535	(a)
Total Food Products					1,758,692
Tobacco — 1.2%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	505,000		522,675	(a)
Total Consumer Staples					2,281,367
Energy — 11.2%
Energy Equipment & Services — 2.5%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	780,000		686,400
Transocean Inc., Senior Notes	8.125%	12/15/21	420,000		436,800
Total Energy Equipment & Services					1,123,200
Oil, Gas & Consumable Fuels — 8.7%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	395,000		407,838

See Notes to Financial Statements.

4	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Legg Mason BW Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Antero Resources Corp., Senior Notes	5.000%	3/1/25	423,000	$417,713	(a)
California Resources Corp., Secured Notes	8.000%	12/15/22	505,000	386,325	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,050,000	1,106,437	(a)
Murphy Oil Corp., Senior Notes	6.875%	8/15/24	300,000	319,500
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	170,000	178,925
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	155,000	159,239
Petrobras Global Finance BV, Senior Notes	8.750%	5/23/26	740,000	862,840
Total Oil, Gas & Consumable Fuels				3,838,817
Total Energy				4,962,017
Financials — 1.2%
Banks — 1.2%
CIT Group Inc., Senior Notes	5.000%	8/15/22	90,000	96,822
CIT Group Inc., Senior Notes	5.000%	8/1/23	385,000	413,875
Total Financials				510,697
Health Care — 6.1%
Health Care Providers & Services — 5.2%
DaVita Inc., Senior Notes	5.750%	8/15/22	650,000	673,562
DaVita Inc., Senior Notes	5.000%	5/1/25	800,000	806,000
HealthSouth Corp., Senior Notes	5.750%	11/1/24	800,000	815,000
Total Health Care Providers & Services				2,294,562
Pharmaceuticals — 0.9%
Capsugel SA, Senior Notes	7.000%	5/15/19	209,000	208,478	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/18	204,000	203,490	(a)
Total Pharmaceuticals				411,968
Total Health Care				2,706,530
Industrials — 1.3%
Trading Companies & Distributors — 1.3%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	560,000	588,000
Information Technology — 3.6%
Electronic Equipment, Instruments & Components — 0.4%
Anixter Inc., Senior Notes	5.125%	10/1/21	140,000	148,400
Internet Software & Services — 2.3%
Rackspace Hosting Inc., Senior Notes	8.625%	11/15/24	965,000	1,021,694	(a)
Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	370,000	406,381	(a)
Total Information Technology				1,576,475
Materials — 13.2%
Chemicals — 6.0%
CF Industries Inc., Senior Notes	4.950%	6/1/43	970,000	816,905

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason BW Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Chemicals — continued
Chemours Co., Senior Notes	6.625%	5/15/23	595,000		$636,650
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	915,000		864,675
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	300,000		322,125	(a)
Total Chemicals					2,640,355
Containers & Packaging — 3.8%
ARD Finance SA, Senior Secured Notes	6.625%	9/15/23	385,000	EUR	435,631	(b)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.250%	9/15/22	200,000		203,840	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	290,000		286,375	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	540,000		562,950	(a)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	195,000		204,263	(a)
Total Containers & Packaging					1,693,059
Metals & Mining — 2.5%
Allegheny Technologies Inc., Senior Notes	7.875%	8/15/23	830,000		855,937
Constellium NV, Senior Notes	6.625%	3/1/25	250,000		246,250	(a)
Total Metals & Mining					1,102,187
Paper & Forest Products — 0.9%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	405,000		416,138	(a)
Total Materials					5,851,739
Real Estate — 8.1%
Equity Real Estate Investment Trusts (REITs) — 8.1%
DuPont Fabros Technology LP, Senior Notes	5.625%	6/15/23	725,000		766,688
Equinix Inc., Senior Notes	5.375%	4/1/23	435,000		452,944
GEO Group Inc., Senior Notes	5.125%	4/1/23	105,000		105,525
GEO Group Inc., Senior Notes	6.000%	4/15/26	270,000		277,425
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	305,000		324,056
Iron Mountain U.S. Holdings Inc., Senior Notes	5.375%	6/1/26	390,000		396,825	(a)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	600,000		618,000
SBA Communications Corp., Senior Notes	4.875%	9/1/24	620,000		625,425	(a)
Total Real Estate					3,566,888
Telecommunication Services — 6.9%
Diversified Telecommunication Services — 3.7%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	915,000		837,225	(a)
Frontier Communications Corp., Senior Notes	8.875%	9/15/20	675,000		712,544
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	90,000		92,700	(a)
Total Diversified Telecommunication Services					1,642,469
Wireless Telecommunication Services — 3.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	900,000		984,375

See Notes to Financial Statements.

6	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Legg Mason BW Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†		Value
Wireless Telecommunication Services — continued
Sprint Corp., Senior Notes	7.125%	6/15/24	405,000		$441,705
Total Wireless Telecommunication Services					1,426,080
Total Telecommunication Services					3,068,549
Utilities — 5.6%
Gas Utilities — 1.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	535,000		544,362
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	235,000		238,525
Total Gas Utilities					782,887
Independent Power and Renewable Electricity Producers — 3.8%
Dynegy Inc., Senior Notes	7.375%	11/1/22	290,000		277,675
NRG Energy Inc., Senior Notes	6.625%	1/15/27	770,000		762,300
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	655,000		641,900
Total Independent Power and Renewable Electricity Producers					1,681,875
Total Utilities					2,464,762
Total Corporate Bonds & Notes (Cost — $32,075,749)					32,895,654
Collateralized Mortgage Obligations — 2.3%
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (Cost — $970,148)	6.991%	9/25/28	855,000		997,343	(d)
Senior Loans — 2.2%
Energy — 1.0%
Oil, Gas & Consumable Fuels — 1.0%
Chesapeake Energy Corp., Term Loan	8.553%	8/23/21	400,000		431,333	(e)(f)
Health Care — 1.2%
Pharmaceuticals — 1.2%
Capsugel Holdings U.S. Inc., USD Term Loan B	4.000%	7/31/21	529,528		529,433	(e)(f)
Total Senior Loans (Cost — $935,093)					960,766
Sovereign Bonds — 11.3%
Argentina — 1.9%
Republic of Argentina, Bonds	18.200%	10/3/21	11,525,000	ARS	815,871
Brazil — 3.6%
Federative Republic of Brazil, Notes	10.000%	1/1/23	5,130,000	BRL	1,603,956
Indonesia — 1.9%
Republic of Indonesia, Senior Bonds	7.000%	5/15/27	11,375,000,000	IDR	850,842
Mexico — 3.9%
United Mexican States, Senior Bonds	7.750%	11/13/42	32,262,500	MXN	1,740,609
Total Sovereign Bonds (Cost — $4,936,109)					5,011,278
Total Investments before Short-Term Investments (Cost — $38,917,099)					39,865,041

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason BW Global High Yield Fund

Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 12.4%
U.S. Treasury Bills — 5.5%
U.S. Treasury Bills (Cost — $2,414,835)	0.624%	5/4/17	2,415,000	$2,414,875	(g)

			Shares
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $3,040,960)	0.679%		3,040,960	3,040,960
Total Short-Term Investments (Cost — $5,455,795)				5,455,835
Total Investments — 102.6% (Cost — $44,372,894#)				45,320,876
Liabilities in Excess of Other Assets — (2.6)%				(1,132,361)
Total Net Assets — 100.0%				$44,188,515

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso

Summary of Investments by Country*
United States	61.4%
Brazil	9.3
Mexico	3.8
United Kingdom	2.7

See Notes to Financial Statements.

8	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Legg Mason BW Global High Yield Fund

Summary of Investments by Country* (cont’d)
Indonesia	1.9%
Jamaica	1.9
Argentina	1.8
Ireland	1.8
Luxembourg	1.6
New Zealand	1.2
Netherlands	0.6
Short-Term Investments	12.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2017 and are subject to change.

At April 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,110,000	USD	4,405,077	Citibank N.A.	5/10/17	$73,465
EUR	1,085,000	USD	1,167,114	Citibank N.A.	5/10/17	15,178
EUR	105,000	USD	112,396	JPMorgan Chase & Co.	5/10/17	2,020
EUR	160,000	USD	173,422	Morgan Stanley & Co. Inc.	5/10/17	925
EUR	110,000	USD	118,001	Morgan Stanley & Co. Inc.	5/10/17	1,862
EUR	110,000	USD	118,100	UBS AG	5/10/17	1,764
EUR	135,000	USD	144,517	UBS AG	5/10/17	2,589
USD	1,200,212	EUR	1,125,000	UBS AG	5/10/17	(25,667)
USD	1,013,838	GBP	825,000	Citibank N.A.	6/9/17	(55,785)
GBP	555,000	USD	687,173	Goldman Sachs Group Inc.	6/9/17	32,392
GBP	360,000	USD	450,187	Goldman Sachs Group Inc.	6/9/17	16,558
GBP	335,000	USD	409,239	UBS AG	6/9/17	25,092
Total						$90,393

Abbreviations used in this table:
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $44,372,894)	$45,320,876
Foreign currency, at value (Cost — $68,059)	68,058
Cash	25
Interest receivable	718,418
Receivable for securities sold	352,676
Unrealized appreciation on forward foreign currency contracts	171,845
Receivable for Fund shares sold	83,176
Prepaid expenses	51,406
Total Assets	46,766,480

Liabilities:
Payable for securities purchased	2,414,876
Unrealized depreciation on forward foreign currency contracts	81,452
Payable for Fund shares repurchased	15,488
Investment management fee payable	7,480
Accrued foreign capital gains tax	1,342
Service and/or distribution fees payable	725
Accrued expenses	56,602
Total Liabilities	2,577,965
Total Net Assets	$44,188,515

Net Assets:
Par value (Note 7)	$49
Paid-in capital in excess of par value	44,514,586
Overdistributed net investment income	(35,723)
Accumulated net realized loss on investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(1,327,672)
Net unrealized appreciation on investments, forward foreign currency contracts and foreign currencies	1,037,275	†
Total Net Assets	$44,188,515

See Notes to Financial Statements.

10	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Net Assets:
Class A	$1,246,929
Class C	$546,274
Class FI	$599,149
Class I	$2,816,636
Class IS	$38,979,527

Shares Outstanding:
Class A	138,128
Class C	60,510
Class FI	66,240
Class I	311,880
Class IS	4,317,275

Net Asset Value:
Class A (and redemption price)	$9.03
Class C*	$9.03
Class FI (and redemption price)	$9.05
Class I (and redemption price)	$9.03
Class IS (and redemption price)	$9.03
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$9.43

†	Net of accrued foreign capital gains tax of $1,342.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Interest	$1,285,396
Less: Foreign taxes withheld	(3,566)
Total Investment Income	1,281,830

Expenses:
Investment management fee (Note 2)	135,198
Registration fees	41,357
Audit and tax fees	25,044
Legal fees	12,998
Fund accounting fees	10,905
Shareholder reports	10,780
Custody fees	6,733
Service and/or distribution fees (Notes 2 and 5)	3,197
Transfer agent fees (Note 5)	2,653
Trustees’ fees	2,446
Commitment fees (Note 8)	795
Insurance	525
Miscellaneous expenses	5,505
Total Expenses	258,136
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(97,231)
Net Expenses	160,905
Net Investment Income	1,120,925

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(318,001)
Futures contracts	(176,043)
Swap contracts	271,043
Forward foreign currency contracts	122,449
Foreign currency transactions	(1,187)
Net Realized Loss	(101,739)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	1,246,653	†
Swap contracts	48,985
Forward foreign currency contracts	(73,757)
Foreign currencies	381
Change in Net Unrealized Appreciation (Depreciation)	1,222,262
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,120,523
Increase in Net Assets From Operations	$2,241,448

†	Net of change in accrued foreign capital gains tax of $1,342.

See Notes to Financial Statements.

12	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Period Ended April 30, 2017 (unaudited) and the Year Ended October 31,	2017	2016

Operations:
Net investment income	$1,120,925	$1,457,733
Net realized loss	(101,739)	(1,275,117)
Change in net unrealized appreciation (depreciation)	1,222,262	2,550,314
Increase in Net Assets From Operations	2,241,448	2,732,930

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,124,971)	(689,786)
Return of capital	—	(763,209)
Decrease in Net Assets From Distributions to Shareholders	(1,124,971)	(1,452,995)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	4,233,064	14,492,496
Reinvestment of distributions	1,124,749	1,451,151
Cost of shares repurchased	(3,630,693)	(4,578,205)
Increase in Net Assets From Fund Share Transactions	1,727,120	11,365,442
Increase in Net Assets	2,843,597	12,645,377

Net Assets:
Beginning of period	41,344,918	28,699,541
End of period*	$44,188,515	$41,344,918
*Includesoverdistributed net investment income of:	$(35,723)	$(31,677)

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014[3]

Net asset value, beginning of period	$8.80	$8.46	$9.69	$9.93

Income (loss) from operations:
Net investment income	0.22	0.36	0.40	0.34
Net realized and unrealized gain (loss)	0.23	0.33	(0.79)	(0.23)
Total income (loss) from operations	0.45	0.69	(0.39)	0.11

Less distributions from:
Net investment income	(0.22)	(0.17)	(0.42)	(0.35)
Net realized gains	—	—	(0.32)	—
Return of capital	—	(0.18)	(0.10)	—
Total distributions	(0.22)	(0.35)	(0.84)	(0.35)

Net asset value, end of period	$9.03	$8.80	$8.46	$9.69
Total return[4]	5.19%	8.35%	(4.16)%	1.03%

Net assets, end of period (000s)	$1,247	$460	$1,956	$1,501

Ratios to average net assets:
Gross expenses	1.65%[5]	2.32%[6]	1.79%	2.33%[5]
Net expenses[7,8]	1.15 [5]	1.15 [6]	1.15	1.15 [5]
Net investment income	5.03 [5]	4.23	4.49	4.93 [5]

Portfolio turnover rate	42%	96%	54%	105%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period February 18, 2014 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	For the year ended October 31, 2014.

See Notes to Financial Statements.

14	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014[3]

Net asset value, beginning of period	$8.79	$8.46	$9.69	$9.93

Income (loss) from operations:
Net investment income	0.19	0.30	0.34	0.30
Net realized and unrealized gain (loss)	0.24	0.32	(0.80)	(0.24)
Total income (loss) from operations	0.43	0.62	(0.46)	0.06

Less distributions from:
Net investment income	(0.19)	(0.14)	(0.37)	(0.30)
Net realized gains	—	—	(0.32)	—
Return of capital	—	(0.15)	(0.08)	—
Total distributions	(0.19)	(0.29)	(0.77)	(0.30)

Net asset value, end of period	$9.03	$8.79	$8.46	$9.69
Total return[4]	4.98%	7.47%	(4.88)%	0.53%

Net assets, end of period (000s)	$546	$395	$15	$16

Ratios to average net assets:
Gross expenses	2.26%[5]	2.40%	2.68%	3.07%[5]
Net expenses[6,7]	1.79 [5]	1.80	1.90	1.90 [5]
Net investment income	4.34 [5]	3.52	3.78	4.29 [5]

Portfolio turnover rate	42%	96%	54%	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period February 18, 2014 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended October 31, 2014.

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014[3]

Net asset value, beginning of period	$8.81	$8.46	$9.69	$9.93

Income (loss) from operations:
Net investment income	0.23	0.40	0.40	0.35
Net realized and unrealized gain (loss)	0.24	0.30	(0.79)	(0.25)
Total income (loss) from operations	0.47	0.70	(0.39)	0.10

Less distributions from:
Net investment income	(0.23)	(0.17)	(0.42)	(0.34)
Net realized gains	—	—	(0.32)	—
Return of capital	—	(0.18)	(0.10)	—
Total distributions	(0.23)	(0.35)	(0.84)	(0.34)

Net asset value, end of period	$9.05	$8.81	$8.46	$9.69
Total return[4]	5.37%	8.51%	(4.17)%	1.01%

Net assets, end of period (000s)	$599	$100	$10	$10

Ratios to average net assets:
Gross expenses	1.63%[5]	1.62%	1.86%	2.34%[5]
Net expenses[6,7]	1.13 [5]	1.02	1.15	1.15 [5]
Net investment income	5.06 [5]	4.41	4.52	4.95 [5]

Portfolio turnover rate	42%	96%	54%	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period February 18, 2014 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended October 31, 2014.

See Notes to Financial Statements.

16	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014[3]

Net asset value, beginning of period	$8.80	$8.46	$9.69	$9.93

Income (loss) from operations:
Net investment income	0.23	0.38	0.43	0.37
Net realized and unrealized gain (loss)	0.24	0.34	(0.79)	(0.24)
Total income (loss) from operations	0.47	0.72	(0.36)	0.13

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.45)	(0.37)
Net realized gains	—	—	(0.32)	—
Return of capital	—	(0.19)	(0.10)	—
Total distributions	(0.24)	(0.38)	(0.87)	(0.37)

Net asset value, end of period	$9.03	$8.80	$8.46	$9.69
Total return[4]	5.35%	8.74%	(3.85)%	1.24%

Net assets, end of period (000s)	$2,817	$2,804	$233	$182

Ratios to average net assets:
Gross expenses	1.32%[5]	1.41%	1.37%	1.99%[5]
Net expenses[6,7]	0.84 [5]	0.78	0.82	0.85 [5]
Net investment income	5.32 [5]	4.49	4.80	5.27 [5]

Portfolio turnover rate	42%	96%	54%	105%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period February 18, 2014 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	For the year ended October 31, 2014.

See Notes to Financial Statements.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013[3]

Net asset value, beginning of period	$8.79	$8.46	$9.69	$10.21	$10.00

Income (loss) from operations:
Net investment income	0.24	0.39	0.44	0.55	0.57
Net realized and unrealized gain (loss)	0.24	0.32	(0.79)	(0.14)	0.21
Total income (loss) from operations	0.48	0.71	(0.35)	0.41	0.78

Less distributions from:
Net investment income	(0.24)	(0.19)	(0.45)	(0.55)	(0.57)
Net realized gains	—	—	(0.32)	(0.38)	—
Return of capital	—	(0.19)	(0.11)	—	—
Total distributions	(0.24)	(0.38)	(0.88)	(0.93)	(0.57)

Net asset value, end of period	$9.03	$8.79	$8.46	$9.69	$10.21
Total return[4]	5.52%	8.66%	(3.78)%	4.05%	8.04%

Net assets, end of period (000s)	$38,980	$37,586	$26,485	$26,654	$25,943

Ratios to average net assets:
Gross expenses	1.22%[5]	1.35%	1.27%	1.78%	2.24%[5]
Net expenses[6,7]	0.75 [5]	0.75	0.75	0.75	0.75 [5]
Net investment income	5.41 [5]	4.53	4.91	5.55	6.20 [5]

Portfolio turnover rate	42%	96%	54%	105%	147%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period November 30, 2012 (inception date) to October 31, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global High Yield Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds & notes	—	$32,895,654	—	$32,895,654
Collateralized mortgage obligations	—	997,343	—	997,343
Senior loans	—	960,766	—	960,766
Sovereign bonds	—	5,011,278	—	5,011,278
Total long-term investments	—	39,865,041	—	39,865,041
Short-term investments†:
U.S. Treasury bills	—	2,414,875	—	2,414,875
Money market funds	$3,040,960	—	—	3,040,960
Total short-term investments	3,040,960	2,414,875	—	5,455,835
Total investments	$3,040,960	$42,279,916	—	$45,320,876
Other financial instruments:
Forward foreign currency contracts	—	171,845	—	171,845
Total	$3,040,960	$42,451,761	—	$45,492,721

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$81,452	—	$81,452

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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Notes to financial statements (unaudited) (cont’d)

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.

22	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2017, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the period ended April 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with

24	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $81,452. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

26	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2017, there was $1,342 of capital gains tax liabilities accrued on unrealized gains.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global monthly 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.15%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended April 30, 2017, fees waived and/or expenses reimbursed amounted to $97,231.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2017	$6,976	$92	$84	$819	$280,263
Expires October 31, 2018	11,462	119	72	1,433	142,572
Expires October 31, 2019	3,196	1,051	410	10,670	178,759
Expires October 31, 2020	1,324	1,113	299	6,460	88,035
Total fee waivers/expense reimbursements subject to recapture	$22,958	$2,375	$865	$19,382	$689,629

For the six months ended April 30, 2017, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

28	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

For the six months ended April 30, 2017, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2017, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$16,839,163
Sales	16,233,747

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,262,398
Gross unrealized depreciation	(314,416)
Net unrealized appreciation	$947,982

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2017.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$171,845

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$81,452

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses)

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(176,043)	—	—	$(176,043)
Swap contracts	—	—	$271,043	271,043
Forward foreign currency contracts	—	$122,449	—	122,449
Total	$(176,043)	$122,449	$271,043	$217,449

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$48,985	$48,985
Forward foreign currency contracts	$(73,757)	—	(73,757)
Total	$(73,757)	$48,985	$(24,772)

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$734,982
Forward foreign currency contracts (to buy)	6,783,779
Forward foreign currency contracts (to sell)	3,982,929

Average Notional Balance
Credit default swap contracts (to sell protection)†	$4,767,961

†	At April 30, 2017, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$171,845	—	$171,845

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$81,452	—	$81,452

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

30	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$657	$480
Class C	2,391	111
Class FI	149	106
Class I	—	1,484
Class IS	—	472
Total	$3,197	$2,653

For the six months ended April 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,324
Class C	1,113
Class FI	299
Class I	6,460
Class IS	88,035
Total	$97,231

6. Distributions to shareholders by class

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Net Investment Income:
Class A	$13,345	$7,283
Class C	10,411	2,443
Class FI	3,078	1,164
Class I	70,704	31,022
Class IS	1,027,433	647,874
Total	$1,124,971	$689,786

Return of Capital:
Class A	—	$4,176
Class C	—	3,655
Class FI	—	1,785
Class I	—	44,818
Class IS	—	708,775
Total	—	$763,209

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At April 30, 2017, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2017		Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	237,148	$2,120,197	45,676	$401,311
Shares issued on reinvestment	1,476	13,174	1,162	9,820
Shares repurchased	(152,694)	(1,368,174)	(225,815)	(1,893,727)
Net increase (decrease)	85,930	$765,197	(178,977)	$(1,482,596)

Class C
Shares sold	15,326	$136,498	56,178	$478,015
Shares issued on reinvestment	1,167	10,389	703	6,090
Shares repurchased	(911)	(8,064)	(13,740)	(115,401)
Net increase	15,582	$138,823	43,141	$368,704

Class FI
Shares sold	93,226	$839,015	243,714	$2,141,536
Shares issued on reinvestment	342	3,049	321	2,829
Shares repurchased	(38,709)	(347,148)	(233,889)	(2,074,583)
Net increase	54,859	$494,916	10,146	$69,782

Class I
Shares sold	82,013	$720,280	323,443	$2,729,576
Shares issued on reinvestment	7,954	70,704	8,785	75,763
Shares repurchased	(96,882)	(841,541)	(40,924)	(349,574)
Net increase (decrease)	(6,915)	$(50,557)	291,304	$2,455,765

Class IS
Shares sold	46,768	$417,074	1,001,203	$8,742,058
Shares issued on reinvestment	115,560	1,027,433	159,205	1,356,649
Shares repurchased	(118,834)	(1,065,766)	(17,006)	(144,920)
Net increase	43,494	$378,741	1,143,402	$9,953,787

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY

32	Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report

Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended April 30, 2017, the Fund incurred a commitment fee in the amount of $795. The Fund did not utilize the Redemption Facility during the six months ended April 30, 2017.

9. Deferred capital losses

As of October 31, 2016, the Fund had deferred capital losses of $1,034,601, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Change in fiscal year end

In November 2016, the Fund’s Board of Trustees approved changing the Fund’s fiscal year end from October to September.

12. Subsequent events

Subsequent to the six months ended April 30, 2017, shareholder redemptions from Class A shares and Class FI shares exceeded 50% of Class A and Class FI net assets as of April 30, 2017.

Legg Mason BW Global High Yield Fund 2017 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

At its November 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (“Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Advisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Adviser”). (The Management Agreement and the Advisory Agreement are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 13, 2016, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2016 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 2, 2016.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and Adviser under the Management Agreement and Advisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Adviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in the management of the affairs of the other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Adviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and Adviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the Manager’s administrative and other services, and the investment management and other capabilities of the Adviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for

34	Legg Mason BW Global High Yield Fund

the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Adviser and the oversight provided by the Manager. The Board also considered the Adviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund (which included the performance of the Fund’s predecessor, which transferred its assets to the Fund on November 30, 2012) and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. With respect to the Performance Universe, the Board noted the Manager’s explanation that the peer group is comprised primarily of U.S. high yield funds, which makes it less comparable to the strategy of the Fund. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for the one- and three-year periods ended June 30, 2016 placed the Class IS Shares in the third quintile, and that the Fund’s Class IS Shares outperformed for the five-year period ended June 30, 2016 (second quintile) (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and the Adviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the fee to the Adviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived and expense reimbursements by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Adviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such

Legg Mason BW Global High Yield Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Adviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of the group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that the Contractual Management Fees were equal to median, that the Actual Management Fees were lower than median (third quintile), and that the actual expense ratio for the Class IS Shares was lower than the Broadridge expense group median (first quintile) and average and lower than the expense universe median.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2016 and 2015, which corresponds to Legg Mason’s fiscal year end. The Board also reviewed certain information showing historical profitability for fiscal years 2013 through 2016. The Board also received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2013 through 2016 fiscal years. Given the current asset size of the Fund and the complex, as well as the waivers, the Board concluded that although there currently are no breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

36	Legg Mason BW Global High Yield Fund

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of the Agreements is in the best interests of the Fund.

Legg Mason BW Global High Yield Fund	37

Legg Mason BW

Global High Yield Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Global High Yield Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Global High Yield Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Global High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX015683 6/17 SR17-3078

TEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2017